UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves

            Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 0.88%, 3/28/18 - 5/21/18	$11,100	$11,076,454
Fannie Mae Variable Rate Notes, (1 mo. LIBOR US + 0.010%), 1.24%, 8/16/17 - 10/5/17 (a)	20,500	20,499,666
Federal Farm Credit Bank Variable Rate Notes (a):
(1 mo. LIBOR US + 0.070%), 1.30%, 11/20/17	10,000	9,999,845
(1 mo. LIBOR US + 0.030%), 1.26%, 11/22/17	9,000	8,999,714
(1 mo. LIBOR US + 0.130%), 1.35%, 12/04/17	15,000	15,000,000
(3 mo. LIBOR US - 0.080%), 1.23%, 1/23/18	3,745	3,745,018
(1 mo. LIBOR US + 0.180%), 1.40%, 4/04/18	5,000	4,999,659
(1 mo. LIBOR US + 0.200%), 1.43%, 6/18/18	5,325	5,325,492
Federal Home Loan Bank, 0.88%, 3/19/18	15,500	15,472,372
Federal Home Loan Bank Discount Notes (b):
0.64%, 8/01/17	10,715	10,714,809
0.65%, 8/02/17	6,860	6,859,753
1.02%, 8/08/17 - 8/10/17	31,795	31,786,039
0.98%, 8/09/17 - 10/25/17	22,440	22,423,630
0.78%, 8/11/17	15,915	15,911,221
0.68%, 8/22/17	3,100	3,098,712
0.70%, 8/23/17	3,630	3,628,388
0.69%, 8/25/17	2,170	2,168,969
0.90%, 8/28/17	5,810	5,805,956
0.76%, 8/30/17	5,690	5,686,394
1.03%, 9/01/17 - 9/19/17	7,700	7,690,733
1.00%, 9/13/17 - 11/02/17	11,445	11,425,826
0.94%, 9/18/17 - 10/18/17	26,015	25,969,319
0.99%, 9/20/17	18,500	18,474,154
1.05%, 9/26/17	10,370	10,352,760
1.08%, 10/12/17 - 10/27/17	40,965	40,866,717
1.07%, 11/01/17	3,725	3,714,752
1.04%, 11/08/17	4,000	3,988,456
1.11%, 12/15/17	6,000	5,974,883
1.15%, 12/29/17	5,500	5,473,701
1.14%, 1/19/18 - 1/26/18	17,840	17,741,315
1.09%, 2/16/18	7,595	7,549,430
Federal Home Loan Bank Variable Rate Notes (a):
(3 mo. LIBOR US - 0.095%), 0.23%, 8/25/17	7,885	7,885,000
(3 mo. LIBOR US - 0.240%), 0.58%, 8/25/17	5,655	5,655,000
(1 mo. LIBOR US - 0.100%), 1.23%, 11/01/17	8,500	8,500,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (a) (continued):
(3 mo. LIBOR US - 0.120%), 0.64%, 11/02/17	$5,765	$5,765,000
(3 mo. LIBOR US - 0.060%), 0.66%, 1/26/18	5,000	5,000,000
(3 mo. LIBOR US - 0.330%), 0.78%, 3/13/18	8,680	8,680,000
(1 mo. LIBOR US - 0.140%), 0.70%, 4/13/18	18,760	18,760,000
(1 mo. LIBOR US - 0.145%), 0.86%, 4/17/18	8,005	8,005,000
(3 mo. LIBOR US - 0.350%), 0.70%, 5/09/18	4,000	4,000,000
(3 mo. LIBOR US - 0.160%), 0.78%, 5/30/18	7,345	7,345,000
(1 mo. LIBOR US - 0.135%), 0.97%, 6/05/18	5,800	5,800,000
(1 mo. LIBOR US - 0.040%), 0.73%, 7/09/18	10,000	10,000,000
(1 mo. LIBOR US - 0.115%), 1.12%, 10/03/18	6,500	6,500,000
(1 mo. LIBOR US - 0.090%), 1.16%, 1/25/19	6,260	6,260,000
(3 mo. LIBOR US - 0.160%), 1.07%, 6/20/19	6,245	6,245,000
Freddie Mac, 1.00%, 9/29/17	6,395	6,397,846
Freddie Mac Discount Notes (b):
0.80%, 8/02/17	7,240	7,239,678
0.83%, 8/03/17	13,715	13,714,051
0.65%, 9/01/17	8,360	8,355,170
0.73%, 10/16/17	5,685	5,676,124
Total U.S. Government Sponsored Agency Obligations — 64.2%		518,207,006

U.S. Treasury Obligations
U.S. Treasury Bills (b):
0.65%, 8/03/17	7,500	7,499,598
0.92%, 9/28/17	7,530	7,518,832
U.S. Treasury Notes:
0.88%, 10/15/17	9,515	9,517,744
(3 mo.Treasury money market yield + 0.168%), 0.26%, 10/31/17 (a)	12,608	12,607,263
1.00%, 2/15/18	5,670	5,672,285
0.75%, 2/28/18	3,790	3,782,091
Total U.S. Treasury Obligations — 5.8%		46,597,813

RETIREMENT RESERVES MONEY FUND	JULY 31, 2017	1

Schedule of Investments (continued)	Retirement Reserves Money Fund

Value
Total Repurchase Agreements — 31.7%	$255,660,000
Total Investments (Cost — $820,464,819) — 101.7%	820,464,819
Liabilities in Excess of Other Assets — (1.7)%	(13,959,132)

Net Assets — 100.0%	$806,505,687

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Rates are discount rates or a range of discount rates paid at the time of purchase.

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position Received, at Value
BNP Paribas Securities Corp.	1.04%	7/31/17	8/01/17	$16,000	$16,000	$16,000,462	U.S. Treasury Obligations, 0.00% to 8.88%, due 8/15/17 to 5/15/45	$16,610,771	$16,320,000
	1.04%	7/31/17	8/07/17	7,500	7,500	7,501,517	U.S. Treasury Obligations, 0.00% to 6.00%, due 8/15/18 to 11/15/45	10,270,857	7,650,000
Total BNP Paribas Securities Corp.					$23,500				$23,970,000
Goldman Sachs & Co.	1.12%	7/27/17	8/03/17	12,500	12,500	12,502,722	U.S. Government Sponsored Agency Obligations, 2.38% to 5.00%, due 8/20/23 to 7/20/47	46,217,195	12,750,000
HSBC Securities (USA), Inc.	1.03%	7/25/17	8/01/17	8,000	8,000	8,001,602	U.S. Treasury Obligation, 1.38%, due 6/30/18	8,145,000	8,163,964
	1.03%	7/26/17	8/02/17	6,500	6,500	6,501,302	U.S. Treasury Obligation, 1.38%, due 6/30/18	6,615,000	6,630,402
Total HSBC Securities (USA), Inc.					$14,500				$14,794,366
J.P. Morgan Securities LLC	1.40%[1]	7/31/17	9/04/17	22,000	22,000	22,029,944	U.S. Government Sponsored Agency Obligation, 3.00%, due 2/20/47	22,500,000	22,442,755
	1.04%	7/31/17	8/01/17	13,000	13,000	13,000,376	U.S. Treasury Obligation, 2.25%, due 11/15/24	13,095,000	13,263,506
Total J.P. Morgan Securities LLC					$35,000				$35,706,261
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.04%	7/31/17	8/01/17	55,000	55,000	55,001,589	U.S. Treasury Obligation, 1.38%, due 9/30/23	57,962,800	56,100,069
	1.06%	7/31/17	8/01/17	10,000	10,000	10,000,294	U.S. Government Sponsored Agency Obligation, 4.06%, due 7/01/67	9,091,222	10,200,001
	1.14%	7/27/17	8/03/17	11,500	11,500	11,502,549	U.S. Government Sponsored Agency Obligation, 3.50%, due 6/01/47	11,499,784	11,845,001
Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$76,500				$78,145,071
Mizuho Securities USA, Inc.	1.06%	7/31/17	8/01/17	38,000	38,000	38,001,119	U.S. Treasury Obligations, 2.00% to 2.13%, due 5/31/21 to 6/30/22	38,173,500	38,760,082
[1] Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2	RETIREMENT RESERVES MONEY FUND	JULY 31, 2017

Schedule of Investments (continued)	Retirement Reserves Money Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position Received, at Value
Morgan Stanley & Co. LLC	1.01%	7/31/17	8/01/17	$5,000	$5,000	$5,000,140	U.S. Treasury Obligation, 2.13%, due 5/15/25	$5,095,500	$5,100,067
RBC Capital Markets LLC	1.02%	7/31/17	8/01/17	5,000	5,000	5,000,142	U.S. Treasury Obligations, 0.25% to 3.38%, due 1/15/25 to 4/15/32	3,356,000	5,100,074
	1.03%	7/31/17	8/01/17	18,000	18,000	18,000,515	U.S. Government Sponsored Agency Obligations, 2.33% to 6.00%, due 2/20/34 to 7/20/47	618,963,356	18,884,106
Total RBC Capital Markets LLC					$23,000				$23,984,180
Societe Generale	1.05%	7/31/17	8/07/17	2,660	2,660	2,660,543	U.S. Treasury Obligations, 0.00% to 3.38%, due 5/15/21 to 5/15/44	2,462,300	2,713,279
TD Securities (USA) LLC	1.04%	7/31/17	8/01/17	5,000	5,000	5,000,144	U.S. Treasury Obligation, 0.00%, due 9/28/17	5,108,600	5,100,066
	1.05%	7/31/17	8/01/17	14,000	14,000	14,000,408	U.S. Government Sponsored Agency Obligation and U.S. Treasury Obligation, 2.50% to 3.00%, due 9/01/28 to 2/15/46	15,302,158	14,280,104
Total TD Securities (USA) LLC					$19,000				$19,380,170
Wells Fargo Securities LLC	1.05%	7/28/17	8/04/17	6,000	6,000	6,001,225	U.S. Government Sponsored Agency Obligation, 4.00%, due 4/01/47	5,949,821	6,180,000
Total					$255,660				$261,483,476

RETIREMENT RESERVES MONEY FUND	JULY 31, 2017	3

Schedule of Investments (concluded)	Retirement Reserves Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$820,464,819	—	$820,464,819
[1] See above Schedule of Investments for values in each security type.

During the period ended July 31, 2017, there were no transfers between levels.

4	RETIREMENT RESERVES MONEY FUND	JULY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: September 25, 2017